As filed with the Securities and Exchange Commission on April 13, 2007
                                               File Nos. 811-10267 and 333-53450

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

Pre-Effective Amendment No. ____                                        [ ]

Post-Effective Amendment No. 10                                         [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

Amendment No. 11                                                        [X]

                                 ASSETMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)
                     2300 Contra Costa Boulevard, Suite 600
                          Pleasant Hill, CA 94523-3967
               (Address of Principal Executive Offices) (Zip Code)
                                 (800) 664-5345
              (Registrant's Telephone Number, Including Area Code)
                                  Carrie Hansen
                     2300 Contra Costa Boulevard, Suite 600
                          Pleasant Hill, CA 94523-3967
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Michael P. O'Hare, Esq.
                    Stradley, Ronon, Stevens & Young LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]       immediately upon filing pursuant to paragraph (b).

[X]       on May 11, 2007 pursuant to paragraph (b).

[ ]       60 days after filing pursuant to paragraph (a)(1).

[ ]       on (date) pursuant to paragraph (a)(1).

[ ]       75 days after filing pursuant to paragraph (a)(2).

[ ]       on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Explantory Note

This Post-Effective Amendment No. 10/11 to AssetMark Funds Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference the Prospectus and the Statement of Additional Information for the aforementioned funds filed on January 31, 2007. This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 9/10 [SEC Accession No. 0001382529-07-000009] until May 11, 2007.





                                 ASSETMARK FUNDS
                                     PART C

Item 23. Exhibits.

(a)  Declaration of Trust

     (1) Certificate of Trust as filed with the Secretary of State of Delaware on January 2, 2001 was previously filed with Registrant's Initial Registration on Form N-1A with the SEC on January 9, 2001 and is incorporated by reference.

     (2) Agreement and Declaration of Trust dated January 8, 2001 was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (3) AssetMark Funds Officer's Certificate dated October 4, 2006, certifying that the eight initial series of shares of the Trust were designated and established at an organizational meeting of the Board of Trustees of the Trust held on March 29, 2001, was previously filed with Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

(b)  Bylaws

     (1) Bylaws dated January 8, 2001 were previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and are incorporated by reference.

(c)  Instruments Defining Rights of Security Holders

     See Articles III, V and VI of the Registrant's Agreement and Declaration of Trust previously filed with the Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

     See also, Article II of the Registrant's Bylaws, previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

(d)  Investment Advisory Agreements

     (1) Investment Advisory Agreement between Registrant and AssetMark Investment Services, Inc. dated October 20, 2006, was previously filed with Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

          (a) Form of Amendment to the Investment Advisory Agreement between Registrant and AssetMark Investment Services, Inc. dated October 20, 2006, was previously filed with Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

     (2) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Brandes Investment Partners, L.P. was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (3) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Davis Selected Advisers, LP was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (4) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and TCW Investment Management Company was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (5) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Atlanta Capital Management Company, LLC was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (6) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Advisory Research, Inc. was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration
          Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (7)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services, Inc. and First Quadrant, L.P. was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration
          Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (8) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Nicholas-Applegate Capital Management LLC was previously filed with Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (9) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Copper Rock Capital Partners, LLC was previously filed with Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (10) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Clay Finlay, Inc. was previously filed with Registrant's Post-Effective Amendment No. 2 to its Registration
          Statement on Form N-1A with the SEC on October 28, 2003 and is incorporated by reference.

     (11) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Oppenheimer Capital, LLC was previously filed with Registrant's Post-Effective Amendment No. 2 to its Registration
          Statement on Form N-1A with the SEC on October 28, 2003 and is incorporated by reference.

     (12) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Adelante Capital Management LLC (formerly, Lend Lease Rosen Real Estate Securities, LLC) was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration
          Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (13) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Nuveen Asset Management was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration
          Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (14) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and AEW Management and Advisors, L.P. was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (15) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Goldman Sachs Asset Management, L.P. was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (16) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Western Asset Management Company was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (17) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Western Asset Management Company Limited was previously filed with Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (18) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Delaware Management Company was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (19) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and NFJ Investment Group, L.P. was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (20) Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services, Inc. and Wellington Management Company dated December 6, 2006 to be filed by amendment.

     (21) Form of Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Research Affiliates, LLC, was previously filed with Registrant's Post-Effective Amendment No. 9 to its Registration
          Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

(e)  Underwriting Agreements

     (1) Distribution Agreement between AssetMark Capital Corporation and Registrant was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (2) Sub-Distribution Agreement between AssetMark Capital Corporation and Quasar Distributors, LLC was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g)  Custodian Agreements

     (1) Form of Amended and Restated Custody Agreement between Registrant and U.S. Bank, N.A was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

(h)  Other Material Contracts

     (1) Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services,
          LLC) was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (2) Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (3) Fund Accounting Servicing Agreement between Registrant U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (4) Assumption Agreement between Registrant and Ariel Capital Management, LLC was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

(i)  Opinion  and  Consent of  Counsel

     (1) Opinion and Consent of Counsel was previously filed with Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (2) Form of Opinion of Counsel was previously filed with Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

(j)  Other Opinions

     (1) Consent of Independent Registered Public Accounting Firm was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (2) Power of Attorney dated March 29, 2001 was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     (1) Agreement Relating to Initial Capital was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(m)  Rule 12b-1 Plan

     (1) Distribution Plan (Rule 12b-1 Plan) was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

          (a) Form of Amendment to the Distribution Plan (Rule 12b-1 Plan) was previously filed with Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

(n)  Rule 18f-3 Plan

     Not Applicable.

(o)  Reserved.

(p)  Code of Ethics

     (1) Joint Code of Ethics for AssetMark Investment Services, Inc. and AssetMark Capital Corporation was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (2) Code of Ethics for Brandes Investment Partners, L.P. was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (3) Code of Ethics for Davis Selected Advisers, LP was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (4) Code of Ethics for TCW Investment Management Company was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (5) Code of Ethics for Atlanta Capital Management Company, LLC was previously filed with Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (6) Code of Ethics for Advisory Research, Inc. was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration
          Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (7) Code of Ethics for First Quadrant, L.P. was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration
          Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (8) Code of Ethics for Nicholas-Applegate Capital Management LLC was previously filed with Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (9) Code of Ethics for Copper Rock Capital Partners, LLC was previously filed with Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (10) Code of Ethics for Clay Finlay, Inc. was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration
          Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (11) Code of Ethics for Oppenheimer Capital LLC was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration
          Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (12) Code of Ethics for Adelante Capital Management, LLC (formerly, Lend Lease Rosen Real Estate Securities, LLC) was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (13) Code of Ethics for Nuveen Asset Management, Inc. was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (14) Code of Ethics for AEW Management and Advisors, L.P. was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (15) Code of Ethics for Goldman Sachs Asset Management, L.P. was previously filed with Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (16) Code of Ethics for Western  Asset  Management  Company was  previously filed with Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (17) Code of Ethics for Western Asset Management Company Limited was previously filed with Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (18) Code of Ethics for Delaware Management Company was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (19) Code of Ethics for NFJ Investment Group, L.P. was previously filed with Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (20) Code of Ethics for Wellington Management Company to be filed by amendment.

     (21) Code of Ethics for Research Affiliates, LLC to be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Article VII, Section 1 of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser, Principal Underwriter or placement agent of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. Nothing herein contained shall limit the liability of any agent from or against any liability to the Trust or any Shareholder to which such agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Advisor.

Other business, profession, vocation or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AssetMark Investment Services, Inc. (the "Advisor")

The Advisor is the investment advisor to each of the Registrant's series, which currently consist of: AssetMark Large Cap Value Fund, AssetMark Large Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Fundamental Index(TM) Large Company Growth Fund, AssetMark Fundamental Index(TM) Large Company Value Fund, AssetMark Fundamental Index(TM) Small Company Growth Fund, AssetMark Fundamental Index(TM) Small Company Value Fund and AssetMark Fundamental Index(TM) International Equity Fund (the "Funds"). The principal business address of the Advisor is 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967. The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 (the "Advisers Act"). Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-56323), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Brandes Investment Partners, L.P. ("Brandes")

Brandes is a subadvisor to the Registrant's Large Cap Value Fund. The principal business address of Brandes is 11988 El Camino Real, Suite 500, San Diego, California 92191-9048. Brandes is an investment advisor registered under the Advisers Act. Additional information as to Brandes and the directors and officers of Brandes is included in Brandes' Form ADV filed with the Commission (File No. 801-24896), which is incorporated herein by reference and sets forth the officers and directors of Brandes and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Davis Selected Advisers, LP ("Davis")

Davis is a subadvisor to the Registrant's Large Cap Value Fund. The principal business address of Davis is 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85706. Davis is an investment advisor registered under the Advisers Act. Additional information as to Davis and the directors and officers of Davis is included in Davis' Form ADV filed with the Commission (File No. 801-31648), which is incorporated herein by reference and sets forth the officers and directors of Davis and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

TCW Investment Management Company ("TCW")

TCW is a subadvisor to the Registrant's Large Cap Growth Fund. The principal business address of TCW is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW is an investment advisor registered under the Advisers Act. Additional information as to TCW and the directors and officers of TCW is included in TCW's Form ADV filed with the Commission (File No. 801-29075), which is incorporated herein by reference and sets forth the officers and directors of TCW and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Atlanta Capital Management Company, LLC ("Atlanta")

Atlanta is a subadvisor to the Registrant's Large Cap Growth Fund. The principal business address of Atlanta is 1349 West Peachtree Street, Suite 1600, Atlanta, Georgia 30309. Atlanta is an investment advisor registered under the Advisers Act. Additional information as to Atlanta and the directors and officers of Atlanta is included in Atlanta's Form ADV filed with the Commission (File No. 801-60673), which is incorporated herein by reference and sets forth the officers and directors of Atlanta and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Advisory Research, Inc. ("ARI")

ARI is a subadvisor to the Registrant's Small/Mid Cap Value Fund. The principal business address of ARI is 180 N. Stetson Avenue, Chicago, Illinois 60601. ARI is an investment advisor registered under the Advisers Act. Additional information as to ARI and the directors and officers of ARI is included in ARI's Form ADV filed with the Commission (File No. 801-14172), which is incorporated herein by reference and sets forth the officers and directors of ARI and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

First Quadrant, L.P. ("First Quadrant")

First Quadrant is a subadvisor to the Registrant's Small/Mid Cap Value Fund Fund. The principal business address of First Quadrant is 800 E. Colorado Blvd., Suite 900, Pasadena, California 91101. First Quadrant is an investment advisor registered under the Advisers Act. Additional information as to First Quadrant and the directors and officers of First Quadrant is included in First Quadrant's Form ADV filed with the Commission (File No. 801-51748), which is incorporated herein by reference and sets forth the officers and directors of First Quadrant and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Nicholas-Applegate Capital Management LLC ("Nicholas-Applegate")

Nicholas-Applegate is a subadvisor to the Registrant's Small/Mid Cap Growth Fund. The principal business address for Nicholas-Applegate is 600 West Broadway, San Diego, California 92101. Nicholas-Applegate is an investment advisor registered under the Advisers Act. Additional information as to Nicholas-Applegate and the directors and officers of Nicholas-Applegate is included in Nicholas-Applegate's Form ADV filed with the Commission (File No. 801-21442), which is incorporated herein by reference and sets forth the officers and directors of Nicholas-Applegate and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Copper Rock Capital Partners, LLC ("Copper Rock")

Copper Rock is a subadvisor to the Registrant's Small/Mid Cap Growth Fund. The principal business address of Copper Rock is 200 Clarendon Street, 53rd floor, Boston, Massachusetts 02116. Copper Rock is an investment advisor registered under the Advisers Act. Additional information as to Copper Rock and the directors and officers of Copper Rock is included in Copper Rock's Form ADV filed with the Commission (File No. 801-63900), which is incorporated herein by reference and sets forth the officers and directors of Copper Rock and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Clay Finlay, Inc. ("Clay Finlay")

Clay Finlay is a global equity management firm founded in 1982 and headquartered in New York, with offices at 200 Park Avenue, New York, New York 10166. The firm also has offices in London and Tokyo. An experienced multinational team of more than 20 investment professionals manages a full range of multi-regional and regional equity mandates on behalf of major corporations, financial institutions and governments. Clay Finlay is an investment advisor registered under the Advisers Act. Additional information as to Clay Finlay and the directors and officers of Clay Finlay is included in Clay Finlay's Form ADV filed with the Commission (File No. 801-17316), which is incorporated herein by reference and sets forth the officers and directors of Clay Finlay and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Oppenheimer Capital LLC ("Oppenheimer")

Oppenheimer is a subadvisor to the Registrant's International Equity Fund. The principal business address of Oppenheimer is 1345 Avenue of the Americas, 48th Floor, New York, New York 10105. Oppenheimer is an investment advisor registered under the Advisers Act. Additional information as to Oppenheimer and the directors and officers of Oppenheimer is included in Oppenheimer's Form ADV filed with the Commission (File No. 801-10708), which is incorporated herein by reference and sets forth the officers and directors of Oppenheimer and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Adelante Capital Management LLC ("Adelante")

Adelante is a subadvisor to the Registrant's Real Estate Securities Fund. The principal business address of Adelante is 555 12th Street, Suite 2100, Oakland, California 94607. Adelante is an investment advisor registered under the Advisers Act. Additional information as to Adelante and the directors and officers of Adelante is included in Adelante's Form ADV filed with the Commission (File No. 801-48599), which is incorporated herein by reference and sets forth the officers and directors of Adelante and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Nuveen Asset Management ("NAM")

NAM is a subadvisor to the Registrant's Tax-Exempt Fixed Income Fund. The principal business address of NAM is 333 West Wacker Drive, Chicago, Illinois 60606. NAM is an investment advisor registered under the Advisers Act. Additional information as to NAM and the directors and officers of NAM is included in NAM's Form ADV filed with the Commission (File No. 801-14147), which is incorporated herein by reference and sets forth the officers and directors of NAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

AEW Management and Advisors, L.P. ("AEW")

AEW is a subadvisor to the Registrant's Real Estate Securities Fund. The principal address of AEW is World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210. AEW is an investment advisor registered under the Advisers Act. Additional information as to AEW and the directors and officers of AEW is included in AEW's Form ADV filed with the Commission (File No. 801-6604), which is incorporated herein by reference and sets forth the officers and directors of AEW and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Goldman Sachs Asset Management, L.P. ("GSAM")

GSAM is a subadvisor to the Registrant's Core Plus Fixed Income Fund. The principal business address of GSAM is 32 Old Slip, 23rd Floor, New York, New York 10005. GSAM is an investment advisor registered under the Advisers Act. Additional information as to GSAM and the directors and officers of GSAM is included in GSAM's Form ADV filed with the Commission (File No. 801-37591), which is incorporated herein by reference and sets forth the officers and directors of GSAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Western Asset Management Company ("Western")

Western is a subadvisor to the Registrant's Core Plus Fixed Income Fund. The principal business address of Western is 385 East Colorado Boulevard, Pasadena, California 91101. Western is an investment advisor registered under the Advisers Act. Additional information as to Western and the directors and officers of Western is included in Western's Form ADV filed with the Commission (File No. 801-8162), which is incorporated herein by reference and sets forth the officers and directors of Western and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Western Asset Management Company Limited ("WAML")

WAML, an affiliate of Western, is a United Kingdom Corporation and has been a registered investment advisor since 1984. The principal business address for WAML is 150 Bishopsgate, London, England EC2 M3XG. Additional information as to WAML and the directors and officers of WAML is included in WAML's Form ADV filed with the Commission (File No. 801-21068), which is incorporated herein by reference and sets forth the officers and directors of WAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Delaware Management Company ("DMC")

DMC is a subadvisor  to the  Registrant's  Tax-Exempt  Fixed  Income  Fund.  The
principal business address of DMC is 2005 Market Street, Philadelphia, Pennsylvania 19103-7098. DMC is a series of Delaware Management Business Trust, and an investment advisor registered under the Advisers Act. Additional information as to DMC and the directors and officers of DMC is included in DMC's Form ADV filed with the Commission (File No. 801-32108), which is incorporated herein by reference and sets forth the officers and directors of DMC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

NFJ Investment Group, L.P. ("NFJ")

NFJ is a subadvisor to the Registrant's Large Cap Value Fund. The principal business address of NFJ is 2100 Ross Avenue, Suite 1840, Dallas, Texas 75201. NFJ is owned by Allianz Global Investors U.S. Equities LLC, which is a wholly-owned subsidiary of Allianz Global Investors of America L.P., and an investment advisor registered under the Advisers Act. Additional information as to NFJ and the directors and officers of NFJ is included in NFJ's Form ADV filed with the Commission (File No. 801-47940), which is incorporated herein by reference and sets forth the officers and directors of NFJ and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Wellington Management Company, LLP ("Wellington")

Wellington  is a  subadvisor  to the  Registrant's  Large Cap Growth  Fund.  The
principal   business   address  of  Wellington  is  75  State  Street,   Boston,
Massachusetts 02109. Wellington is an investment advisor registered under the Advisers Act. Additional information as to Wellington and the directors and officers of Wellington is included in Wellington's Form ADV filed with the Commission (File No. 801-15908), which is incorporated herein by reference and sets forth the officers and directors of Wellington and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Research Affiliates, LLC ("Research Affiliates")

Research Affiliates is a subadvisor to the Registrant's Fundamental Index Funds. The principal business address of Research Affiliates is 155 N. Lake Avenue, Suite 900, Pasadena, California 91101. Research Affiliates is an investment advisor registered under the Advisers Act. Additional information as to Research Affiliates and the directors and officers of Research Affiliates is included in Research Affiliates' Form ADV filed with the Commission (File No. 801-61153), which is incorporated herein by reference and sets forth the officers and directors of Research Affiliates and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.




Item 27. Principal Underwriter.

(a) AssetMark Capital Corporation, 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967, the Distributor for shares of the Registrant, does not act as principal underwriter for any other fund.

(b) To the best of Registrant's knowledge, the directors and executive officers of AssetMark Capital Corporation are as follows:

Name and Principal      Position and Offices with    Positions and Offices with
Business Address        AssetMark Capital            Registrant
                        Corporation

Ronald Dennis Cordes    President                    President, Chairperson &
                                                     Trustee
Richard Edward Steiny   Secretary & Treasurer        None

The address of each of the foregoing is 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523.

(c)  Not Applicable.

Item 28. Location of Accounts and Records.

The  books  and  records  required  to be  maintained  by  Section  31(a) of the
Investment  Company  Act  of  1940,  as  amended,   and  the  rules  promulgated
thereunder, are maintained in the following locations:

Records Relating to:                       Are located at:
Registrant's Fund Accountant,              U.S. Bancorp Fund Services, LLC
Administrator and                          615 East Michigan Street
Transfer Agent                             Milwaukee, WI 53202
Registrant's Investment Advisor            AssetMark Investment Services, Inc.
                                           2300 Contra Costa Boulevard,
                                           Suite 600
                                           Pleasant Hill, CA 94523-3967
Registrant's Sub-Distributor               Quasar Distributors, LLC
                                           615 East Michigan Street
                                           Milwaukee, WI 53202
Registrant's Custodian                     U.S. Bank, N.A.
                                           1555 N. RiverCenter Drive,
                                           Suite 302
                                           Milwaukee, WI 53212
Registrant's Distributor                   AssetMark Capital Corporation
                                           2300 Contra Costa Boulevard,
                                           Suite 600
                                           Pleasant Hill, CA 94523-3967
Brandes Investment Partners, L.P.          Brandes Investment Partners, L.P.
                                           11988 El Camino Real, Suite 500
                                           San Diego, CA, 92130
Davis Selected Advisors, LP                Davis Selected Advisors, LP
                                           2949 E. Elvira Road, Suite 101
                                           Tucson, AZ 85706
TCW Investment Management Company          TCW Investment Management Company
                                           865 South Figueroa Street,
                                           Suite 1800
                                           Los Angeles, CA 90017
Atlanta Capital Management Company, LLC    Atlanta Capital Management
                                           Company, LLC
                                           1349 West Peachtree Street,
                                           Suite 1600
                                           Atlanta, GA 30309
Advisory Research, Inc.                    Advisory Research, Inc.
                                           180 N. Stetson Avenue
                                           Chicago, IL 60601
First Quadrant, L.P.                       First Quadrant, L.P.
                                           800 E. Colorado Boulevard,
                                           Suite 900
                                           Pasadena, CA 91101
Nicholas-Applegate Capital Management LLC  Nicholas-Applegate Capital
                                           Management LLC
                                           600 West Broadway
                                           San Diego, CA 92101
Copper Rock Capital Partners, LLC          Copper Rock Capital Partners, LLC
                                           200 Clarendon Street, 53rd Floor
                                           Boston, MA 02116,
Clay Finlay, Inc.                          Clay Finlay, Inc.
                                           200 Park Avenue
                                           New York, NY 10166
Oppenheimer Capital LLC                    Oppenheimer Capital LLC
                                           1345 Avenue of the Americas,
                                           48th Floor
                                           New York, NY 10105
Adelante Capital Management LLC            Adelante Capital Management LLC
                                           555 12th Street, Suite 2100
                                           Oakland, CA 94607
Nuveen Asset Management                    Nuveen Asset Management
                                           333 West Wacker Drive
                                           Chicago, IL 60606
AEW Management and Advisors, L.P.          AEW Management and Advisors, L.P.
                                           World Trade Center East,
                                           Two Seaport Lane
                                           Boston, MA 02210
Goldman Sachs Asset Management, L.P.       Goldman Sachs Asset Management,
                                           L.P.
                                           32 Old Slip, 23rd Floor
                                           New York, NY 10005
Western Asset Management Company           Western Asset Management Company
                                           385 East Colorado Boulevard
                                           Pasadena, CA 91101
Western Asset Management Company Limited   Western Asset Management Company
                                           Limited
                                           150 Bishopsgate
                                           London, England EC2 M3XG
Delaware Management Company                Delaware Management Company
                                           2005 Market Street
                                           Philadelphia, PA 19103-7098
NFJ Investment Group, L.P.                 NFJ Investment Group, L.P.
                                           2100 Ross Avenue, Suite 1840
                                           Dallas, TX 75201
Wellington Management Company, LLP         Wellington Management
                                           Company, LLP
                                           75 State Street
                                           Boston, MA 02109
Research Affiliates, LLC                   Research Affiliates, LLC
                                           155 N. Lake Avenue, Suite 900
                                           Pasadena, CA 91101


Item 29. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the
Registrant has duly caused Post-Effective Amendment No. 10/11 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill, and in the State of California on the 13th day of April 2007.

                                            ASSETMARK FUNDS
                                            (Registrant)


                                        By:  /s/ Ronald D. Cordes
                                             Ronald D. Cordes, President
                                             (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10/11 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Title Date

/s/Ronald D. Cordes         President, Trustee and         April 13, 2007
Ronald D. Cordes            Chairperson

William J. Klipp *          Independent Trustee            April 13, 2007
William J. Klipp

Leonard H. Rossen *         Independent Trustee            April 13, 2007
Leonard H. Rossen

R. Thomas DeBerry *         Independent Trustee            April 13, 2007
R. Thomas DeBerry

John Whittaker*             Vice President                 April 13, 2007
John Whittaker

Carrie E. Hansen*           Treasurer and Principal        April 13, 2007
Carrie E. Hansen            Accounting Officer

*By: /s/ Ronald D. Cordes
Ronald D. Cordes

Attorney-in-Fact   pursuant  to  Power  of  Attorney  filed  with  Pre-Effective
Amendment No. 1 to the Registration Statement on April 12, 2001, which is incorporated herein by reference.



Exhibit Number   Description